LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

14. LEASES

The Group leases offices space under non-cancellable operating leases. The Group considers those renewal options that are reasonably certain to be exercised or termination options that are reasonably certain not to be exercised by the lessee in the determination of the lease term and initial measurement of right of use assets and lease liabilities.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

As of December 31, 2023 and 2024, the Group had no long-term leases that were classified as a financing lease, and the Group’s lease contracts only contain fixed lease payments and do not contain any residual value guarantee.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2022	2023	2024
Operating leases cost excluding short-term rental expense	$315,972	$545,166	$712,280
Short-term lease cost	1,049,031	966,084	498,296
Total	$1,365,003	$1,511,250	$1,210,576

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

Cash paid for amounts included in the measurement of lease liabilities was $155,783, $641,400 and $770,267 for the year ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2022, 2023 and 2024, the weighted average remaining lease term was 6.80, 4.75 and 3.68 years, and the weighted average discount rate was 4.65%, 4.37% and 4.31% for the Group’s operating leases, respectively.

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

For the year ending December 31,	Operating Leases
2025	$835,710
2026	355,878
2027	301,584
2028	301,584
2029	229,954
Total lease payments	2,024,710
Less: imputed interest	162,676
Total	1,862,034
Less: current portion	768,955
Non-current portion	$1,093,079

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)